Huntington Ohio Tax-Free Fund
Huntington Ohio Tax-Free Fund Fund Summary
Investment Objective
The Fund’s investment objective is to seek to provide current income exempt from federal income tax and Ohio personal income taxes.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 208 of this prospectus and “Other Purchase Information — Sales Charge Reductions/Waivers (Class A Shares)” at page 78 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Huntington Ohio Tax-Free Fund	Trust Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Huntington Ohio Tax-Free Fund	Trust Shares	Class A Shares
Management Fees	0.50%	0.50%
Distribution (12b-1) Fees	none	0.25%
Other Expenses (including shareholder services fee)	0.72%	0.72%
Acquired Fund Fees and Expenses	none	none
Total Annual Fund Operating Expenses	1.22%	1.47%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Huntington Ohio Tax-Free Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Trust Shares	124	387	670	1,477
Class A Shares	519	822	1,148	2,066

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Principal Investment Strategy
The Advisor invests the Fund’s assets in Ohio tax-exempt securities. Under normal circumstances, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax and Ohio state income tax. The securities selected by the Advisor are: (i) rated investment-grade or better by a by a Nationally Recognized Statistical Ratings Organization (“NRSRO”); or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment-grade at the time of purchase. The Fund’s anticipated duration will be between two and 10 years. In managing the portfolio, the Advisor attempts to diversify the Fund’s holdings within Ohio as much as possible. In selecting securities, the Advisor monitors economic activity and interest rate trends, reviews financial information relating to each issuer and looks for attractively priced issues.

Ohio tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.
Principal Investment Risks
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

State Concentration Risk. Because the Fund primarily purchases municipal bonds from Ohio, the Fund is more susceptible to adverse economic, political or regulatory changes affecting municipal issues in that state.

Non-Diversification Risk. Because the Fund invests in a small number of issuers, its value will be affected to a greater extent by the performance of any one of those issuers or by any single economic, political, market or regulatory event affecting any one of those issuers than is a fund that invests in a larger number of issuers.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Credit Enhancement Risk. A security held by the Fund may be subject to “credit enhancement” (for example, a guarantee) provided by a third-party. If the credit rating of the credit enhancer is downgraded, the value of the security held by the Fund may be adversely affected.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.
Performance: Bar Chart and Table
The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information will be available at www.huntingtonfunds.com, or by calling 1-800-253-0412.
Risk/Return Bar Chart

Best Quarter Q3 2009 3.85% Worst Quarter Q4 2010 -2.55%
This table shows the Fund’s average annual total returns for periods ended December 31, 2011.
Average Annual Total Return Table (for the periods ended December 31, 2011)
Average Annual Total Returns Huntington Ohio Tax-Free Fund		1 Year	5 Years	10 Years
Trust Shares		7.37%	3.86%	3.57%
Class A Shares	[1]	3.14%	2.83%	2.92%
Returns after taxes on distributions Trust Shares	[2]	6.92%	3.58%	3.39%
Returns after taxes on distributions and sales of Trust Shares Trust Shares	[2]	5.37%	3.43%	3.32%
Barclays 7-Year Municipal Bond Index (B7MB)(reflects no deduction for fees, expenses or taxes)	[3]	10.14%	6.38%	5.63%
[1]	(with 3.75% sales charge)
[2]	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
[3]	The unmanaged B7MB comprises intermediate-term, investment-grade, tax-exempt bonds with maturities between six and eight years.